Debt, Capital Lease Obligations and Other Financing Arrangements - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Jun. 23, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Senior notes	$ 5,000,000,000						$ 5,000,000,000
Proceeds of debt used for cash distribution to parent	4,000,000,000
Senior notes, unamortized discount	$ 51,000,000
Deferred issuance cost recognized			$ 8,000,000
Credit facility maximum capacity			$ 1,200,000,000			€ 200,000,000
Credit facility expiration date			2020
Capital lease obligations incurred for asset acquired			$ 41,000,000	$ 263,000,000	$ 13,000,000
Capital lease obligations			319,000,000	$ 275,000,000
Commercial paper outstanding		$ 300,000,000	0
Sold receivables		48,000,000	165,000,000
Cash collections (remitted to the owners of the receivables)		$ 61,000,000	98,000,000
Commercial Paper
Debt Instrument [Line Items]
Debt instrument, weighted average interest rate		1.12%
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility outstanding amount		$ 0	0
Other Credit Facilities
Debt Instrument [Line Items]
Credit facility maximum capacity			80,000,000
Credit facility outstanding amount			$ 0